Intangible assets (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Aerogal [Member]
Disclosure of information for cash-generating units [line items]
Cash generating units	$ 231,008
Maturity period of cash generating units	5 years
Discount rate applied to cash flow projections	14.84%
Growth rate used to extrapolate cash flow projections	2.10%
Grupo Taca Holdings Limited [Member]
Disclosure of information for cash-generating units [line items]
Cash generating units	$ 1,886,880
Maturity period of cash generating units	5 years
Discount rate applied to cash flow projections	14.61%
Growth rate used to extrapolate cash flow projections	2.70%
Tampa Cargo S.A.S. [Member]
Disclosure of information for cash-generating units [line items]
Cash generating units	$ 772,027
Maturity period of cash generating units	5 years
Discount rate applied to cash flow projections	10.36%
Growth rate used to extrapolate cash flow projections	3.20%